Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 2,746,896	$ 3,505,454	$ 2,016,315
Accounts receivable
Crude oil and natural gas	2,059,863	2,103,341	2,862,945
Other	1,301	90,163	201,669
Short-term derivative instrument asset	628,513	391,488
Prepaid expenses and other current assets	544,209	722,002	395,204
Total current assets	5,980,782	6,812,448	5,476,133
Crude oil and natural gas properties, successful efforts method:
Proved properties	98,870,589	94,189,372	64,799,213
Accumulated depreciation, depletion, amortization and impairment	(1,858,369)	(352,127)	(9,592,296)
Total oil and natural gas properties, net	97,012,220	93,837,245	55,206,917
Other property, plant and equipment, net	20,000		83,004
Operating lease assets, net of accumulated depreciation			126,678
Note and interest receivable – related party			3,809,003
Other noncurrent assets			6,668
Long-term derivative instrument asset	165,682	76,199
Total assets	103,178,684	100,725,892	64,708,403
Current liabilities
Accounts payable	7,988,044	4,795,208	1,218,054
Accrued liabilities and other	7,390,370	4,422,183	1,128,671
Revenue and royalties payable	1,971,897	461,773	617,163
Revenue and royalties payable – related parties	247,572	1,523,138
Deferred underwriting fee payable	1,140,000	1,300,000
Short-term derivative instrument liabilities			1,191,354
Warrant liability, current portion	5,672,604
Current portion of operating lease liabilities			70,232
Current portion of long-term debt	10,914,900	4,157,602
Forward purchase agreement liability	5,628,863	1,094,097
Total current liabilities	44,782,226	20,113,049	4,225,474
Long-term debt, net of current portion and financing costs	28,840,078	37,486,206
Long-term debt, net of current portion and discount		37,486,206	26,750,000
Warrant liability		4,777,971
Deferred tax liability	3,758,161	6,163,140
Operating lease liabilities			58,921
Asset retirement obligations	988,223	904,297	4,494,761
Other liabilities	675,000	675,000	675,000
Total non-current liabilities	34,261,462	50,006,614	31,978,682
Total liabilities	79,043,688	70,119,663	36,204,156
Commitments and Contingencies (Note 10)
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively
Additional paid-in capital	21,864,561	16,317,856
Owners’ equity			28,504,247
Accumulated deficit	(28,291,213)	(19,118,745)
Total stockholders’ (deficit) equity attributable to Eon Resources, Inc.	(6,425,818)	(2,800,185)	28,504,247
Noncontrolling interest	30,560,814	33,406,414
Total stockholders’ equity	24,134,996	30,606,229	28,504,247
Total liabilities and stockholders’ equity	103,178,684	100,725,892	64,708,403
Related Party
Current liabilities
Related party notes payable, net of discount	3,827,976	2,359,048
Class A Common Stock
Stockholders’ equity
Common stock value	696	524
Class B Common Stock
Stockholders’ equity
Common stock value	$ 138	$ 180